UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2018

Date of Reporting Period: 12/31/2017

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF DECEMBER 31, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 90.25%
	Consumer Discretionary - Media -- 1.22%
175,990	Cinemark Holdings, Inc.	$ 6,127,972
		------------

	Consumer Discretionary - Retailing -- 3.87%
62,500	Home Depot, Inc. (The)	11,845,625
100,000	TJX Companies, Inc. (The)	7,646,000
		------------
		19,491,625
		------------

	Consumer Discretionary - Services -- 5.25%
125,000	Cedar Fair, L.P.	8,123,750
75,000	Darden Restaurants, Inc.	7,201,500
160,000	Extended Stay America, Inc.	3,040,000
121,000	Six Flags Entertainment Corporation	8,054,970
		------------
		26,420,220
		------------

	Consumer Staples - Food & Staples
	Retailing -- 1.81%
125,500	Walgreens Boots Alliance, Inc.	9,113,810
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 5.18%
75,000	Hormel Foods Corporation	2,729,250
50,000	Nestle S.A.	4,299,640
97,000	Philip Morris International Inc.	10,248,050
147,500	Pinnacle Foods Inc.	8,771,825
		------------
		26,048,765
		------------

	Energy - Energy -- 3.61%
264,774	Dorchester Minerals, L.P.	4,024,565
325,000	EnLink Midstream Partners LP	4,995,250
119,100	Enterprise Products Partners L.P.	3,157,341
154,678	Williams Partners L.P.	5,998,413
		------------
		18,175,569
		------------

	Financials - Banks -- 5.32%
350,000	KeyCorp	7,059,500
84,000	PNC Financial Services Group, Inc. (The)	12,120,360
135,000	Webster Financial Corporation	7,581,600
		------------
		26,761,460
		------------

	Financials - Diversified -- 4.82%
217,500	Cohen & Steers, Inc.	10,285,575
140,000	Northern Trust Corporation	13,984,600
		------------
		24,270,175
		------------

	Financials - Insurance -- 3.65%
65,000	Chubb Limited	9,498,450
415,000	Old Republic International Corporation	8,872,700
		------------
		18,371,150
		------------

	Health Care - Equipment & Services -- 4.72%
105,000	Cardinal Health, Inc.	6,433,350

112,500	Medtronic Public Limited Company	9,084,375
97,500	ResMed Inc.	8,257,275
		------------
		23,775,000
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.97%
210,000	Abbott Laboratories	11,984,700
112,500	Gilead Sciences, Inc.	8,059,500
415,000	Pfizer Inc.	15,031,300
		------------
		35,075,500
		------------

	Industrials - Capital Goods -- 6.41%
140,000	ABB Ltd	3,754,800
52,500	Emerson Electric Co.	3,658,725
190,000	Fastenal Company	10,391,100
83,000	Snap-on Incorporated	14,466,900
		------------
		32,271,525
		------------

	Industrials - Commercial & Professional
	Services -- 4.59%
70,000	Deluxe Corporation	5,378,800
172,800	KAR Auction Services, Inc.	8,728,128
247,500	Nielsen Holdings plc	9,009,000
		------------
		23,115,928
		------------

	Industrials - Transportation -- 2.18%
130,000	Ryder System, Inc.	10,942,100
		------------

	Information Technology - Hardware &
	Equipment -- 5.84%
86,400	Apple Inc.	14,621,472
175,000	Cisco Systems, Inc.	6,702,500
57,000	Harris Corporation	8,074,050
		------------
		29,398,022
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 5.94%
285,000	Intel Corporation	13,155,600
72,500	Maxim Integrated Products, Inc.	3,790,300
88,000	Microchip Technology Incorporated	7,733,440
77,500	Xilinx, Inc.	5,225,050
		------------
		29,904,390
		------------

	Information Technology - Software &
	Services -- 7.68%
62,500	Accenture plc - Class A	9,568,125
65,000	Analog Devices, Inc.	5,786,950
50,000	Fidelity National Information Services, Inc.	4,704,500
14,000	International Business Machines Corporation	2,147,880
192,500	Microsoft Corporation	16,466,450
		------------
		38,673,905
		------------

	Materials -- 3.30%
195,000	PolyOne Corporation	8,482,500
155,000	RPM International, Inc.	8,125,100
		------------
		16,607,600
		------------

	Real Estate - Real Estate -- 6.15%
42,500	CyrusOne Inc.	2,530,025
25,212	Digital Realty Trust, Inc.	2,871,647
6,000	Equinix, Inc.	2,719,320
75,000	QTS Realty Trust, Inc. - Class A	4,062,000
121,300	W.P. Carey Inc.	8,357,570

295,000	Weyerhaeuser Company	10,401,700
		------------
		30,942,262
		------------

	Telecommunication Services -- 1.74%
225,000	AT&T Inc.	8,748,000
		------------

	TOTAL COMMON STOCKS	454,234,978
	(cost $328,664,438)	------------

CONVERTIBLE PREFERRED STOCKS -- 3.80%
	Energy - Energy -- 2.06%
275,000	Kinder Morgan, Inc. 9.75%, Cumulative,
	Convertible ,Series A	10,334,500

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 1.74%
15,000	Allergan plc 5.25%, Cumulative, Mandatory
	Convertible, Series A	8,765,625
		------------
	TOTAL CONVERTIBLE PREFERRED STOCKS	19,100,125
	(cost $22,889,507)	------------

SHORT-TERM INVESTMENTS -- 5.88%
	U.S. Treasury Bills - 5.17%
$11,000,000	U.S. Treasury Bill 01/04/2018, 0.976%	10,999,412
15,000,000	U.S. Treasury Bill 01/11/2018, 1.118%	14,995,865
		------------
		25,995,277
		------------

	Money Market Fund - 0.71%
3,587,390	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 1.21%	3,587,390
		------------

	TOTAL SHORT-TERM INVESTMENTS	29,582,667
	(cost $29,582,668)	------------

	TOTAL INVESTMENTS
	(cost $381,136,614) - 99.93%	502,917,770
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.07%	374,029
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$503,291,799
		------------
		------------

% of net assets.

As of December 31, 2017, investment cost for federal tax purposes was
$374,611,103 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$138,640,983
Unrealized depreciation	(10,334,316)
------------
Net unrealized appreciation	$128,306,667
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$454,234,978
Money Market Fund	3,587,390
Level 2 -
U.S. Treasury Bills	25,995,277
Convertible Preferred Stock(1)	19,100,125
Level 3 -
None	--
------------
Total	$502,917,770
------------
------------

(1) See Schedule above for further detail by industry.